Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 11, 2013	Dec. 31, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, shares authorized			100,000,000,000
Ordinary shares, shares issued			100,000,000
Ordinary shares, Shares outstanding		105,136,436	100,000,000
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, Shares outstanding		36,347,496
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, Shares outstanding		68,788,940
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, shares authorized	100,000,000,000		100,000,000,000
Ordinary shares, shares issued			100,000,000
Ordinary shares, Shares outstanding			100,000,000
Parent Company [Member] | Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, shares authorized	99,931,211,060
Ordinary shares, shares issued	36,347,496
Ordinary shares, Shares outstanding	36,347,496
Parent Company [Member] | Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, shares authorized	68,788,940
Ordinary shares, shares issued	68,788,940
Ordinary shares, Shares outstanding	68,788,940